Performance B.5. Other non-operating (expenses) income, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Investment [Line Items]
Change in fair value of derivatives	$ 0	$ (1)		$ (22)
Change in value of put option liability	(25)	0		0
Exchange gains (losses), net	(32)	(40)		21
Other non-operating income (expenses), net	10	2		0
Total	227	(39)	[1]	(2)	[1]
Equity Investment In Jumia
Investment [Line Items]
Change in fair value in investment	(38)	0		0
Equity Investment In HTA
Investment [Line Items]
Change in fair value in investment	$ 312	$ 0		$ 0

[1]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.